Accumulated Other Comprehensive Income - Components and Activity in Accumulated Other Comprehensive Loss (Net of Deferred Income Taxes) (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Write-offs of foreign currency translation adjustments of phosphorous flame retardants business	$ 12,300,000
Amendment amount of certain U.S. pension and defined contribution plans that were approved by Board of Directors	(4,500,000)
Supplemental Executive Retirement Plan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Supplemental Employee Retirement plan settlement amount in connection with former CEO and executive chairman	$ 6,500,000